Transactions - SMM/SC Subscription (Detail) $ in Millions, $ in Millions				12 Months Ended
	Nov. 18, 2019 USD ($)	Mar. 29, 2019 USD ($) tonnes	Mar. 29, 2019 CAD ($) tonnes	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CAD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CAD ($)	Mar. 29, 2019 CAD ($)	Jan. 01, 2019 USD ($)	Jan. 01, 2019 CAD ($)
Disclosure of significant transactions [line items]
Non-controlling interests					$ 770		$ 134
Quebrada Blanca
Disclosure of significant transactions [line items]
Contingent consideration	$ 60					$ 53	67
Preferential Dividend
Disclosure of significant transactions [line items]
Financial liabilities, at fair value					82		$ 0
Sensitivity analysis of pre tax gain loss from financial instruments on interest rate changes					36
Preferential Dividend | Quebrada Blanca
Disclosure of significant transactions [line items]
Financial liabilities, at fair value								$ 118
SSM/SC
Disclosure of significant transactions [line items]
Proportion of ownership interest in associate		30.00%	30.00%
SSM/SC | Quebrada Blanca
Disclosure of significant transactions [line items]
Percent of effective ownership acquired		30.00%	30.00%
Contingent consideration				$ 673	900
Finance fees paid		$ 6	$ 7
Equity issued		600	$ 797
Consideration transferred, acquisition-date fair value		1,279						1,704
Consideration transferred, monetary portion		$ 1,200
Capital expenditure, contribution, percent		50.00%	50.00%
Contingent liabilities recognized as of acquisition date		$ 50
Contingent consideration liability, triggering event, amount of tonnes per day | tonnes		154,000	154,000
Contingent consideration, additional capital expansion contribution, percent		8.00%	8.00%
SSM/SC | Preferential Dividend
Disclosure of significant transactions [line items]
Financial liabilities, at fair value					82
SSM/SC | Major business combination | Quebrada Blanca
Disclosure of significant transactions [line items]
Consideration transferred, acquisition-date fair value									$ 29	$ 38
Teck Resources
Disclosure of significant transactions [line items]
Proportion of ownership interest in associate		60.00%	60.00%
Empresa Nacional De Mineria
Disclosure of significant transactions [line items]
Proportion of ownership interest in associate		10.00%	10.00%
SSM/SC | Quebrada Blanca
Disclosure of significant transactions [line items]
Receivables due from related parties		$ 27						$ 35
Non-controlling interests					$ 782